Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Shares
Outstanding at beginning of year (in shares)	598,972
Granted (in shares)	3,500	332,250
Exercised (in shares)	(15,308)	(4,472)
Forfeited or expired (in shares)	(5,338)
Outstanding at end of year (in shares)	581,826	598,972
Exercisable at end of year (in shares)	256,262
Weighted Average Exercise Price
Outstanding at beginning of year (in usd per share)	$ 9.30
Granted (in usd per share)	13.71
Exercised (in usd per share)	6.68
Forfeited or expired (in usd per share)	9.10
Outstanding at end of year (in usd per share)	9.40	$ 9.30
Exercisable at end of period (in usd per share)	$ 7.77
Additional Disclosures
Outstanding, Weighted Average Remaining Contractual Term	7 years 6 months	8 years 5 months
Granted, Weighted Average Remaining Contractual Term	9 years 2 months
Exercisable at end of period, Weighted Average Remaining Contractual Term	6 years 6 months
Outstanding, Aggregate Intrinsic Value, beginning balance	$ 1,911
Outstanding, Aggregate Intrinsic Value, Ending balance	3,377	$ 1,911
Exercisable at end of period, Aggregate Intrinsic Value	$ 1,903
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.04%	1.88%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	7 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	19.24%	19.03%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	1.17%	1.39%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 2.94	$ 2.28